GAIN ON FORGIVENESS OF DEBT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Gain on forgiveness of debt	$ 0	$ 328
Payment Protection Program
Debt Instrument [Line Items]
Face amount		$ 328
Debt term		2 years
Interest rate		1.00%
Gain on forgiveness of debt		$ 328